Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$22,337,969.75	0.7203473	$-	-	$22,337,969.75
Class D Notes	$25,270,000.00	1.0000000	$-	-	$25,270,000.00
Total Securities	$47,607,969.75	0.0417672	$-	-	$47,607,969.75

Weighted Avg. Coupon (WAC)	3.79%		3.89%
Weighted Avg. Remaining Maturity (WARM)	13.84		13.34
Pool Receivables Balance	$65,915,971.01		$57,642,842.09
Remaining Number of Receivables	19,489		18,383

Adjusted Pool Balance	$64,834,774.09		$56,740,007.35

III. COLLECTIONS

Principal:
Principal Collections	$8,168,069.84
Repurchased Contract Proceeds Related to Principal	$36,312,920.68
Recoveries/Liquidation Proceeds	$195,882.78
Total Principal Collections	$44,676,873.30

Interest:
Interest Collections	$202,313.47
Late Fees & Other Charges	$25,700.37
Interest on Repurchase Principal
Total Interest Collections	$228,013.84

Collection Account Interest	$9,533.20
Reserve Account Interest	$3,458.73
Servicer Advances	$-

Total Collections	$44,917,879.07

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$44,917,879.07
Reserve Account Release	$2,871,134.06
Reserve Account Draw	$-
Total Available for Distribution	$47,789,013.13

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$54,929.98	$-	$54,929.98	$54,929.98
	Collection Account Interest					$9,533.20
	Late Fees & Other Charges					$25,700.37
Total due to Servicer						$90,163.55

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$37,602.25		$37,602.25	$37,602.25

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$47,607,969.75

9.	Regular Principal Distribution Amount:					$47,607,969.75

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$8,094,766.75		$22,337,969.75
	Class D Notes Total:		$-		$25,270,000.00
	Total Noteholders Principal		$8,094,766.75		$47,607,969.75

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,081,196.92
Beginning Period Amount	$1,081,196.92
Current Period Amortization	$178,362.17
Ending Period Required Amount	$902,834.74
Ending Period Amount	$902,834.74
Next Distribution Date Required Amount	$750,169.46

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$2,871,134.06
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$56,740,007.35	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	4.94%	1.50%
Overcollateralization as a % of Current Adjusted Pool	26.57%	100.00%	30.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.15%	18,043	96.04%	$55,361,025.73
30 - 60 Days	1.50%	275	3.10%	$1,784,895.91
61 - 90 Days	0.33%	60	0.80%	$462,901.26
91-120 Days	0.03%	5	0.06%	$34,019.19
121 + Days	0.00%	0	0.00%	$-
Total		18,383		$57,642,842.09

Delinquent Receivables 30+ Days Past Due
Current Period	1.85%	340	3.96%	$2,281,816.36
1st Preceding Collection Period	1.60%	311	3.40%	$2,238,175.54
2nd Preceding Collection Period	1.62%	328	3.34%	$2,488,005.97
3rd Preceding Collection Period	1.60%	339	3.22%	$2,715,490.74
Four-Month Average	1.67%		3.48%

Repossession in Current Period		14		$69,832.29
Repossession Inventory		50		$55,186.66

Current Charge-Offs
Gross Principal of Charge-Offs				$105,059.08
Recoveries				$(195,882.78)
Net Loss				$(90,823.70)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.65%

Average Pool Balance for Current Period				$61,779,406.55

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.76%
1st Preceding Collection Period				-0.99%
2nd Preceding Collection Period				-1.84%
3rd Preceding Collection Period				-0.58%
Four-Month Average				-1.29%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		13	2,314	$32,935,808.95
Recoveries		19	2,125	$(19,830,146.82)
Net Loss				$13,105,662.13
Cumulative Net Loss as a % of Initial Pool Balance				1.10%

Net Loss for Receivables that have experienced a Net Loss *		4	1,857	$13,221,156.57
Average Net Loss for Receivables that have experienced a Net Loss				$7,119.63

Principal Balance of Extensions				$251,817.55
Number of Extensions				37

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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